Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.38163%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,158,271.29

Principal:
Principal Collections	$16,995,640.02
Prepayments in Full	$8,164,528.74
Liquidation Proceeds	$320,625.40
Recoveries	$153,241.40
Sub Total	$25,634,035.56
Collections	$26,792,306.85

Purchase Amounts:
Purchase Amounts Related to Principal	$245,406.57
Purchase Amounts Related to Interest	$1,407.67
Sub Total	$246,814.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,039,121.09

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,039,121.09
Servicing Fee	$407,766.83	$407,766.83	$0.00	$0.00	$26,631,354.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,631,354.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,631,354.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,631,354.26
Interest - Class A-3 Notes	$270,749.71	$270,749.71	$0.00	$0.00	$26,360,604.55
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$26,207,996.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,207,996.55
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$26,147,085.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,147,085.30
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$26,100,112.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,100,112.30
Regular Principal Payment	$24,007,037.01	$24,007,037.01	$0.00	$0.00	$2,093,075.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,093,075.29
Residual Released to Depositor	$0.00	$2,093,075.29	$0.00	$0.00	$0.00
Total		$27,039,121.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,007,037.01
Total					$24,007,037.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,007,037.01	$62.85	$270,749.71	$0.71	$24,277,786.72	$63.56
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$24,007,037.01	$18.23	$531,241.96	$0.40	$24,538,278.97	$18.63

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$244,285,455.79	0.6394907	$220,278,418.78	0.5766451
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$430,615,455.79	0.3270091	$406,608,418.78	0.3087782

Pool Information
Weighted Average APR	2.811%	2.808%
Weighted Average Remaining Term	33.83	33.02
Number of Receivables Outstanding	33,736	32,869
Pool Balance	$489,320,194.23	$463,253,644.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$457,190,249.77	$432,944,901.71
Pool Factor	0.3445193	0.3261664

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$30,308,742.60
Targeted Overcollateralization Amount	$56,645,225.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,645,225.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$340,349.19
(Recoveries)		117	$153,241.40
Net Loss for Current Collection Period			$187,107.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4589%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7842%
Second Prior Collection Period			0.6916%
Prior Collection Period			0.7074%
Current Collection Period			0.4714%
Four Month Average (Current and Prior Three Collection Periods)			0.6636%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,658	$12,131,883.54
(Cumulative Recoveries)			$1,645,567.48
Cumulative Net Loss for All Collection Periods			$10,486,316.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7383%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,564.29
Average Net Loss for Receivables that have experienced a Realized Loss			$3,945.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.71%	447	$7,938,364.12
61-90 Days Delinquent	0.15%	43	$696,925.89
91-120 Days Delinquent	0.03%	6	$119,754.16
Over 120 Days Delinquent	0.12%	31	$554,709.14
Total Delinquent Receivables	2.01%	527	$9,309,753.31

Repossession Inventory:
Repossessed in the Current Collection Period		21	$381,322.39
Total Repossessed Inventory		39	$730,563.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2808%
Prior Collection Period			0.2282%
Current Collection Period			0.2434%
Three Month Average			0.2508%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2960%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2018
Payment Date	8/15/2018
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer